 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending March 31, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
3/11/04	Shares of beneficial interest	22,000	6.89	7.56	Merrill Lynch
3/23/04	Shares of beneficial interest	15,900	6.90	7.58	Merrill Lynch
3/25/04	Shares of beneficial interest	15,900	6.90	7.58	Merrill Lynch
3/29/04	Shares of beneficial interest	18,000	6.86	7.55	Merrill Lynch

Total Shares Repurchased: 71,800

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management